Statement of Cash Flows - Summary of Significant Noncash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Non Cash Transactions Abstract [Abstract]
Write-offs of loans	₩ 1,757,920	₩ 1,516,087	₩ 1,086,296
Changes in financial investments due to debt-for-equity swap	0	0	327
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	3,346,010	(6,516,502)	507,175
Changes in accumulated other comprehensive income from valuation of investments in associates	24	(362)	165
Reclassification to assets of a disposal group held for sale	₩ 0	₩ 0	₩ 171,749